NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2018	12-31-2017
	ThU.S.$	ThU.S.$
Land	2,352	160
Buildings	1,284	1,122
Property, plant and equipment	2,090	2,225
Total	5,726	3,507